Average Annual Total Returns{- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Global Equity Income Fund	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	MS159 Past 1 year	MS159 Past 5 years	MS159 Since Inception
Total	11.66%	12.42%	10.45%	[1]	May 02, 2012	9.43%	11.51%	9.65%	[1]	May 02, 2012	8.43%	9.81%	8.46%	[1]	May 02, 2012	14.09%	12.68%	10.44%	[1]	May 02, 2012	16.57%	12.92%	10.44%	[1]	May 02, 2012	18.80%	14.04%	11.41%	[1]	May 02, 2012	18.95%		15.09%	[1]	Oct. 02, 2018	18.90%	14.82%	11.55%	[1]

[1]	(a)From May 2, 2012 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.